Shareholder Report, Line Graph (Details) 123798_Hotchkis - Wiley Small Cap Value Fund_Class Z_TSR Annual {Class Z} - USD ($)								12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2026
Class Z
Account Value [Line Items]
Accumulated Value	$ 1,835,083	$ 1,810,683	$ 1,619,583	$ 1,350,778	$ 1,395,663	$ 770,093	$ 1,000,000	$ 2,272,307
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	2,208,121	1,915,179	1,555,475	1,307,631	1,518,128	1,053,053	1,000,000	$ 2,712,092
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Value Index
Accumulated Value	1,493,805	1,415,455	1,276,383	1,204,049	1,438,194	829,984	1,000,000	$ 2,136,230
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000 Index
Accumulated Value	$ 1,543,277	$ 1,433,191	$ 1,302,236	$ 1,159,535	$ 1,550,129	$ 956,718	$ 1,000,000	$ 2,172,608